Business Acquisitions and Goodwill - Acquisition of CC Pharma GmbH (Details) - CC Pharma GmbH € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 EUR (€)	May 31, 2019 CAD ($)	Nov. 07, 2018 CAD ($)	Nov. 07, 2018 EUR (€)
Business Acquisitions
Percentage of voting interest acquired				100.00%	100.00%
Additional cash consideration paid	$ 34,722	€ 23,500
Consideration
Cash				$ 28,775	€ 18,920
Contingent consideration				35,741	€ 23,500
Total consideration paid				64,516
Current assets
Cash and cash equivalents				7,237
Accounts receivable				33,989
Prepaids and other current assets				14,616
Inventory				28,352
Long-term assets
Capital assets				6,373
Customer relationships				21,300
Non-compete agreements				1,400
Intellectual property, trademarks & brands				16,200
Goodwill				6,146
Total assets				135,613
Current liabilities
Bank loans and overdrafts				20,255
Accounts payable and accrued liabilities				44,111
Income taxes payable				672
Long-term liabilities
Deferred tax liability				6,059
Total liabilities				71,097
Total net assets acquired				$ 64,516
Revenue within the prior year for the Company would have been higher, if the acquisition had taken place			$ 367,200
Net income and comprehensive net income within the prior year for the Company would have been higher, if the acquisition had taken place			9,955
Transaction costs			$ 595